UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21268

                       Oppenheimer Total Return Bond Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

                   Date of reporting period: JANUARY 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.7%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                 $         51,979   $         51,892
-----------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2004-A, Cl. A2, 1.88%, 10/25/06                                              190,376            189,699
-----------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                        220,000            219,313
-----------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                        10,436             10,424
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                        35,073             35,013
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                      95,521             95,143
-----------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                        23,776             23,760
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                        73,403             73,324
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                       75,972             75,735
Series 2004-1, Cl. 2A1, 2.64%, 9/25/21 2                                     106,739            106,801
-----------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                         47,406             47,640
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                          6,126              6,125
-----------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                          170,000            169,143
-----------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                           73,839             73,685
-----------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                       210,000            216,240
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                       160,000            160,797
-----------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.63%, 5/25/33 2                                       1,855              1,856
Series 2003-3, Cl. AF1, 2.65%, 8/25/33 2                                      35,870             35,892
-----------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 1                                  137,315            137,143
-----------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2002-4, Cl. A1, 2.90%, 2/25/33 2            32,199             32,505
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                          50,094             50,220
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                         22,158             22,164
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                        185,818            185,495
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                        90,000             89,730
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                         310,000            308,765
Series 2005-A, Cl. A2, 3.22%, 9/8/07 1                                       270,000            269,719
-----------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                       346,526            345,204
Series 2005-A, Cl. A3, 3.56%, 11/17/08                                       160,000            159,834
-----------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,                107,181            106,781
Series 2003-3, Cl. A1, 1.50%, 1/15/08

1      |      Oppenheimer Total Return Bond Fund


-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-1, Cl. A3, 1.92%, 11/20/06                              $        148,963   $        148,487
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                         98,522             98,331
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                        153,796            153,410
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                        110,000            110,000
-----------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                               61,951             61,823
-----------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                        67,193             67,145
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                        151,712            151,509
-----------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                           115,122            114,692
-----------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                               150,000            149,322
-----------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                        35,728             35,862
Series 2002-C, Cl. A3, 2.60%, 8/15/06                                         73,796             73,777
Series 2003-C, Cl. A2, 1.62%, 4/17/06                                         45,595             45,530
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                        129,604            129,044
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.68%, 11/25/34 1,2                                    86,719             86,776
-----------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                   60,000             59,835
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                      50,000             50,000
-----------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                          7,049              7,056
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                         27,778             27,769
-----------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                        23,956             23,948
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                        291,679            290,703
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                        190,000            189,304
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                        150,000            149,541
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                            190,000            189,043
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                           82,433             82,248
-----------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                               140,000            139,328
-----------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                      274,748            273,334
-----------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                        186,837            186,739
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                       129,653            129,419
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                       190,000            189,121
                                                                                        ------------------
Total Asset-Backed Securities (Cost $6,734,189)                                               6,713,138

2      |      Oppenheimer Total Return Bond Fund


-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--72.1%
-----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--61.4%
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--61.2%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44      $        355,924   $        377,057
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 2/1/35 3                                                                 758,000            757,053
6%, 9/1/34 3                                                               1,846,313          1,908,206
6.50%, 7/1/28-4/1/34                                                         235,772            247,409
7%, 10/1/31-11/1/33                                                          676,225            716,257
7%, 9/1/31-2/1/35 3                                                          806,738            853,810
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 2046, Cl.
G, 6.50%, 4/15/28                                                            653,471            676,383
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                            38,855             39,119
Series 2034, Cl. Z, 6.50%, 2/15/28                                            83,821             86,812
Series 2053, Cl. Z, 6.50%, 4/15/28                                            94,781             98,562
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          107,602            111,658
Series 2075, Cl. D, 6.50%, 8/15/28                                           255,049            265,053
Series 2080, Cl. Z, 6.50%, 8/15/28                                            71,670             73,717
Series 2387, Cl. PD, 6%, 4/15/30                                             139,414            143,810
Series 2466, Cl. PD, 6.50%, 4/15/30                                           29,987             30,077
Series 2498, Cl. PC, 5.50%, 10/15/14                                          16,646             16,771
Series 2500, Cl. FD, 2.98%, 3/15/32 2                                         39,617             39,953
Series 2526, Cl. FE, 2.88%, 6/15/29 2                                         37,437             37,658
Series 2551, Cl. FD, 2.88%, 1/15/33 2                                         30,862             31,078
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 0.966%, 6/1/26 4                                          70,505             13,115
Series 183, Cl. IO, (0.58)%, 4/1/27 4                                        116,052             21,631
Series 184, Cl. IO, 3.34%, 12/1/26 4                                         118,106             21,816
Series 192, Cl. IO, 4.075%, 2/1/28 4                                          32,396              5,991
Series 200, Cl. IO, 3.696%, 1/1/29 4                                          39,256              7,382
Series 2130, Cl. SC, 12.958%, 3/15/29 4                                       87,304              8,963
Series 2796, Cl. SD, 19.641%, 7/15/26 4                                      123,626             13,432
Series 2920, Cl. S, 29.07%, 1/15/35 4                                        863,000             50,664
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.764%, 6/1/26 5                    34,634             30,379
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 2/1/20 3                                                            1,280,000          1,278,001
5%, 2/1/20-2/1/35 3                                                        4,651,000          4,660,128
5.50%, 3/1/33-1/1/34                                                       1,386,203          1,413,990
5.50%, 2/1/35 3                                                            3,002,000          3,057,351
6%, 3/1/23-8/1/24                                                          1,402,468          1,457,002
6%, 2/1/35-3/1/35 3                                                        3,281,000          3,384,271
6.50%, 10/1/30                                                                44,003             46,130
6.50%, 4/1/35 3                                                            4,238,000          4,428,710
7%, 4/1/32-7/1/34                                                          1,278,278          1,353,407
7%, 2/1/35 3                                                               1,559,000          1,649,617

3      |      Oppenheimer Total Return Bond Fund


-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
7.50%, 3/1/30                                                       $         81,363   $         87,248
8.50%, 7/1/32                                                                  7,329              7,960
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                          259,261            274,655
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                         197,277            206,661
Trust 1996-35, Cl. Z, 7%, 7/25/26                                            306,477            321,464
Trust 1998-63, Cl. PG, 6%, 3/25/27                                            36,926             37,067
Trust 2001-50, Cl. NE, 6%, 8/25/30                                            75,898             77,753
Trust 2001-70, Cl. LR, 6%, 9/25/30                                            74,980             76,353
Trust 2001-72, Cl. NH, 6%, 4/25/30                                            57,908             59,111
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            25,503             25,821
Trust 2002-50, Cl. PD, 6%, 9/25/27                                            26,249             26,236
Trust 2002-77, Cl. WF, 2.88%, 12/18/32 2                                      48,637             48,938
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                        100,678            100,817
Trust 2003-10, Cl. HP, 5%, 2/25/18                                           300,000            303,673
Trust 2003-21, Cl. FK, 2.93%, 3/25/33 2                                       85,884             86,411
Trust 2003-81, Cl. PA, 5%, 2/25/12                                            29,707             29,777
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          186,000            189,359
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 319, Cl. 2, (2.327)%, 2/1/32 4                                          80,809             14,458
Trust 2002-38, Cl. SO, 19.293%, 4/25/32 4                                    163,562             12,166
Trust 2002-47, Cl. NS, 9.525%, 4/25/32 4                                     157,703             16,059
Trust 2002-51, Cl. S, 9.805%, 8/25/32 4                                      144,820             14,800
Trust 2002-77, Cl. IS, 15.729%, 12/18/32 4                                   278,661             26,852
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, (1.07)%, 6/1/23 4                                          232,516             45,359
Trust 240, Cl. 2, 1.68%, 9/1/23 4                                            353,275             68,499
Trust 247, Cl. 2, 0.485%, 10/1/23 4                                          426,871             78,458
Trust 252, Cl. 2, (2.459)%, 11/1/23 4                                        181,018             35,119
Trust 254, Cl. 2, 0.788%, 1/1/24 4                                            91,988             17,804
Trust 273, Cl. 2, 1.556%, 7/1/26 4                                            51,560              9,400
Trust 321, Cl. 2, (7.50)%, 3/1/32 4                                          827,124            155,075
Trust 329, Cl. 2, 2.903%, 1/1/33 4                                           351,852             69,996
Trust 333, Cl. 2, 3.90%, 3/1/33 4                                            542,140            109,548
Trust 334, Cl. 17, (11.53)%, 2/1/33 4                                        139,429             28,155
Trust 2001-81, Cl. S, 14.061%, 1/25/32 4                                      88,099             10,526
Trust 2002-52, Cl. SD, 9.275%, 9/25/32 4                                     187,650             17,651
Trust 2002-77, Cl. SH, 20.855%, 12/18/32 4                                   108,548             12,559
Trust 2002-9, Cl. MS, 10.834%, 3/25/32 4                                     104,311             11,005
Trust 2004-54, Cl. DS, 19.386%, 11/25/30 4                                   168,416             14,512
Trust 2005-6, Cl. SE, 0%, 2/25/35 4                                          570,000             44,213

4      |      Oppenheimer Total Return Bond Fund

-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 9.305%, 9/25/23 5      $         75,056   $         65,748
                                                                                        ------------------
                                                                                             32,249,689
-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 10.717%, 1/16/27 4                                   275,214             27,988
Series 2002-15, Cl. SM, 6.922%, 2/16/32 4                                    278,887             26,070
Series 2002-76, Cl. SY, 7.763%, 12/16/26 4                                   330,981             33,289
Series 2004-11, Cl. SM, 6.224%, 1/17/30 4                                    128,133             11,399
                                                                                        ------------------
                                                                                                 98,746
-----------------------------------------------------------------------------------------------------------
PRIVATE--10.7%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--10.7%
Banc of America Commercial Mortgage, Inc., Commercal Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42           170,000            170,319
-----------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                      144,188            144,416
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                       90,090             89,981
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                       282,006            286,654
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                       229,413            237,872
-----------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.           243,861            242,201
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations:
Series 2004-J9, Cl. 1A1, 2.71%, 10/25/34 2                                   211,817            212,075
Series 2005-J1, Cl. 4A1, 6.50%, 1/15/35 3                                    330,000            339,900
-----------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                      110,000            117,782
-----------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                      215,000            214,653
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                      120,000            121,398
-----------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                        110,000            110,683
-----------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29            88,143             92,918
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
8/10/42 3                                                                    150,000            150,738
-----------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                     119,076            117,529
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                      70,000             71,292
-----------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
04-12, Cl. 3A1, 4.577%, 12/25/34 1,2                                         320,827            320,917
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%,
3/12/39                                                                      150,543            149,264
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                            327,901            337,170
-----------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                           251,558            251,423

5      |      Oppenheimer Total Return Bond Fund


-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                               $        476,646   $        490,350
-----------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                        130,000            140,084
-----------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                      182,000            209,650
-----------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C16, Cl. A2, 4.38%, 10/15/41                        230,000            231,590
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                    277,120            277,824
Series 2004-DD, Cl. 2 A1, 4.548%, 1/25/35                                    359,632            360,742
Series 2004-W, Cl. A2, 4.635%, 11/25/34 2                                    159,252            159,407
                                                                                        ------------------
                                                                                              5,648,832
                                                                                        ------------------
Total Mortgage-Backed Obligations (Cost $37,981,229)                                         37,997,267
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--21.5%
Federal Home Loan Bank Unsec. Bonds, 2.75%, 10/15/06 6                       370,000            366,256
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 6.875%, 9/15/10                300,000            341,799
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                               895,000            909,720
7.25%, 1/15/10-5/15/30                                                       430,000            517,272
-----------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                                60,000             78,748
Series A, 6.79%, 5/23/12                                                   2,193,000          2,542,641
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                               60,000             61,584
5.375%, 2/15/31                                                              639,000            715,006
5.50%, 8/15/28                                                               165,000            184,484
6.875%, 8/15/25                                                            1,310,000          1,693,381
7.25%, 5/15/16                                                                65,000             82,136
STRIPS, 1.30%, 2/15/11 7                                                     555,000            439,015
STRIPS, 3.81%, 2/15/13 7                                                   1,389,000            997,599
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06-10/31/06                                                    1,470,000          1,453,353
3%, 2/15/08                                                                  870,000            859,397
4.25%, 11/15/14                                                              113,000            114,077
                                                                                        ------------------
Total U.S. Government Obligations (Cost $11,322,845)                                         11,356,468
-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
United Mexican States Nts., 7.50%, 1/14/12 (Cost $82,133)                     75,000             85,875
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--24.8%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.1%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Delphi Corp., 6.55% Nts., 6/15/06                                             56,000             57,274
-----------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                         165,000            186,207
                                                                                        ------------------
                                                                                                243,481
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                          150,000            149,201
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09                 230,000            255,071

6      |      Oppenheimer Total Return Bond Fund


-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES CONTINUED
-----------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30              $         45,000   $         52,462
-----------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                  45,000             47,966
-----------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                           15,000             14,703
7.25% Nts., 3/2/11                                                           310,000            318,001
-----------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                       275,000            280,002
-----------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 2.93% Nts., 7/21/05 2,8                             220,000            220,040
                                                                                        ------------------
                                                                                              1,337,446
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                  75,000             81,082
-----------------------------------------------------------------------------------------------------------
ITT Corp., 6.75% Unsec. Nts., 11/15/05                                       125,000            128,281
-----------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                80,000             85,500
-----------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                            195,000            206,200
                                                                                        ------------------
                                                                                                501,063
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                       90,000             98,550
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                       90,000             94,939
-----------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                  105,000            111,565
-----------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11 1                                    90,000             99,675
                                                                                        ------------------
                                                                                                404,729
-----------------------------------------------------------------------------------------------------------
MEDIA--2.1%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                            205,000            228,024
-----------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                         25,000             28,245
-----------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 8                        115,000            124,719
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                      90,000             89,153
-----------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.50% Sr. Nts., 2/15/05                          57,000             57,089
-----------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                     220,000            285,384
-----------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                 90,000            115,478
-----------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                              29,000             28,548
3.50% Sr. Unsec. Nts., 10/15/07                                              155,000            152,744
                                                                                        ------------------
                                                                                              1,109,384
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08            150,000            162,003
-----------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                       190,000            216,363
-----------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                           95,000             94,917
7.90% Unsec. Debs., 10/15/07                                                  90,000             98,552
                                                                                        ------------------
                                                                                                571,835
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                                                         57,000             61,275
10.55% Unsub. Nts., 12/15/08                                                  23,000             27,801
                                                                                        ------------------
                                                                                                 89,076
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.0%
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Food Lion, Inc., 7.55% Nts., 4/15/07                                         125,000            134,288
-----------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                    135,000            147,116

7      |      Oppenheimer Total Return Bond Fund


-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                       $        245,000   $        250,001
                                                                                        ------------------
                                                                                                531,405
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
ConAgra Foods, Inc., 6% Nts., 9/15/06                                        110,000            114,024
-----------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                   170,000            169,843
-----------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                        230,000            237,309
                                                                                        ------------------
                                                                                                521,176
-----------------------------------------------------------------------------------------------------------
ENERGY--0.7%
-----------------------------------------------------------------------------------------------------------
OIL & GAS--0.7%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                             105,000            114,975
-----------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                            90,000             99,288
-----------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts.,
2/1/09                                                                        65,000             72,638
-----------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,                62,026             59,985
6/1/13 8
                                                                                        ------------------
                                                                                                346,886
-----------------------------------------------------------------------------------------------------------
FINANCIALS--5.9%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.0%
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                          15,000             16,559
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                         3,000              3,082
-----------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                 15,000             16,530
-----------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                            115,000            115,233
7.75% Unsec. Sub. Nts., 5/1/10                                                10,000             11,627
                                                                                        ------------------
                                                                                                146,472
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Household Finance Corp., 8.875% Sr. Unsec. Nts., 2/15/06                     140,000            147,413
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
American Express Centurion Bank, 4.375% Nts., 7/30/09                        250,000            253,693
-----------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                         75,000             88,953
-----------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                 50,000             49,764
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                              140,000            152,174
-----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                          20,000             21,489
-----------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                                   170,000            176,639
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                              210,000            209,740
-----------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                            70,000             78,295
                                                                                        ------------------
                                                                                              1,030,747
-----------------------------------------------------------------------------------------------------------
INSURANCE--2.1%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                  40,000             40,359
-----------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                          60,000             59,684
-----------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                         90,000            121,963
-----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06            50,000             49,016
-----------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                         145,000            169,499
-----------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                 150,000            153,182
-----------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                  105,000            136,285
-----------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                    145,000            190,464
-----------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08            190,000            187,705
                                                                                        ------------------
                                                                                              1,108,157

8      |      Oppenheimer Total Return Bond Fund

-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
FINANCIALS CONTINUED
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--1.3%
EOP Operating LP, 6.763% Sr. Unsec. Nts., 6/15/07                   $         98,000   $        103,839
-----------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                     90,000             91,095
8.75% Sr. Unsec. Nts., 8/15/08                                                65,000             73,717
-----------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                              115,000            119,271
-----------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                      80,000             86,269
-----------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                    195,000            201,931
                                                                                        ------------------
                                                                                                676,122
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--0.8%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                  190,000            196,950
-----------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                      225,000            241,109
                                                                                        ------------------
                                                                                                438,059
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.1%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                 17,000             17,668
-----------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                   26,000             27,367
-----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                             135,000            154,870
-----------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                      32,000             32,476
                                                                                        ------------------
                                                                                                232,381
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                       215,000            209,992
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08           85,000             89,250
-----------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                          70,000             80,938
7.125% Sr. Unsec. Nts., 10/1/07                                              145,000            156,581
                                                                                        ------------------
                                                                                                326,769
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                       135,000            138,964
6.75% Sr. Unsub. Nts., 2/15/11                                                61,000             68,419
                                                                                        ------------------
                                                                                                207,383
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Canadian National Railway Co., 4.25% Nts., 8/1/09                             29,000             29,152
-----------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                        85,000             91,345
                                                                                        ------------------
                                                                                                120,497
-----------------------------------------------------------------------------------------------------------
MATERIALS--0.1%
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                           39,000             39,091
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
British Telecommunications plc:
7.875% Nts., 12/15/05                                                        120,000            124,598
8.125% Nts., 12/15/10                                                        100,000            119,715
-----------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                          34,000             39,865
-----------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,                125,000            148,522
6/15/10

9      |      Oppenheimer Total Return Bond Fund

-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
France Telecom SA:
8.50% Sr. Unsec. Nts., 3/1/11                                       $         50,000   $         59,740
9.25% Sr. Unsec. Nts., 3/1/31                                                 55,000             76,693
-----------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                              100,000            103,508
8.75% Nts., 3/15/32                                                           80,000            108,682
-----------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV,
4.75% Nts., 1/27/10 8                                                        130,000            130,987
                                                                                        ------------------
                                                                                                912,310
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                  140,000            151,176
-----------------------------------------------------------------------------------------------------------
UTILITIES--3.1%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.6%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                      105,000            109,596
8.125% Unsec. Nts., Series B, 7/15/05                                         50,000             51,127
-----------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                    26,000             26,153
-----------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                     80,000             93,888
-----------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                100,000            103,558
-----------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                       120,000            124,985
-----------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                     90,000             92,582
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                   105,000            122,481
-----------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2                 100,000            112,500
-----------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12             130,000            138,612
-----------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                             105,000            108,977
-----------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 1                        95,000             99,631
-----------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                            65,000             74,913
-----------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 8                                             95,000             94,709
                                                                                        ------------------
                                                                                              1,353,712
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                           30,000             29,623
7.875% Sr. Unsec. Nts., 11/15/10                                             125,000            146,783
-----------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                          103,000            118,457
                                                                                        ------------------
                                                                                                294,863
                                                                                        ------------------
Total Corporate Bonds and Notes (Cost $12,947,262)                                           13,068,184
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.4% 9
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.34% in joint repurchase agreement
(Principal Amount/Value $1,603,710,000, with a maturity value of
$1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $5,463,372 on 2/1/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
$1,637,129,989  (Cost $5,463,000)                                          5,463,000          5,463,000

10     |      Oppenheimer Total Return Bond Fund


-----------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                     January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $74,530,658)                                 141.7%        74,683,932
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (41.7)       (21,977,407)
                                                                          ---------------------------------
Net Assets                                                                     100.0%     $  52,706,525
                                                                          =================================

Footnotes to Statement of Investments

1. Illiquid security. The aggregate value of illiquid securities as of January 31, 2005 was $1,879,311, which represents 3.57% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.
2. Represents the current interest rate for a variable or increasing rate security.
3. When-issued security or forward commitment to be delivered and settled after January 31, 2005. See accompanying Notes to Quarterly Statement of Investments.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,053,954 or 2% of the Fund's net assets as of January 31, 2005.
5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $96,127 or 0.18% of the Fund's net assets as of January 31, 2005.
6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $197,976. See accompanying Notes to Quarterly Statement of Investments.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,316,248 or 2.50% of the Fund's net assets as of January 31, 2005.
9. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $74,530,658
                                              ============

Gross unrealized appreciation                 $   451,964
Gross unrealized depreciation                    (298,690)
                                              ------------
Net unrealized appreciation                   $   153,274
                                              ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the



11     |      Oppenheimer Total Return Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                              January 31, 2005/Unaudited
--------------------------------------------------------------------------------

spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2005, the Fund had purchased $36,371,329 of securities on a when-issued basis or forward commitment and sold $13,967,932 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other

12     |      Oppenheimer Total Return Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                              January 31, 2005/Unaudited
--------------------------------------------------------------------------------

party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts That relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2005, the Fund had outstanding futures contracts as follows:

                              EXPIRATION      NUMBER OF        VALUATION AS OF         UNREALIZED
CONTRACT DESCRIPTION               DATES      CONTRACTS       JANUARY 31, 2005       APPRECIATION
--------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                  3/21/05             37             $4,249,219           $115,958
U.S. Treasury Nts., 10 yr.       3/21/05             44              4,939,688             31,062
                                                                                         ---------
                                                                                          147,020

                                                                                         ---------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.        3/31/05             39              8,153,438             20,691
U.S. Treasury Nts., 5 yr.        3/21/05             78              8,521,500              5,990
                                                                                         ---------
                                                                                           26,681
                                                                                         ---------
                                                                                         $173,701
                                                                                         =========

TOTAL RETURN SWAP CONTRACTS. The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either


13     |      Oppenheimer Total Return Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                              January 31, 2005/Unaudited
--------------------------------------------------------------------------------


counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of January 31, 2005, the Fund had entered into the following total return swap agreements:

                                                 PAID BY          RECEIVED BY
                          NOTIONAL           THE FUND AT          THE FUND AT     TERMINATION       UNREALIZED
SWAP COUNTERPARTY           AMOUNT      JANUARY 31, 2005     JANUARY 31, 2005            DATE     APPRECIATION
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital     $370,000   One-Month LIBOR BBA       Value of total         3/31/05           $1,440
Markets LP                                                   return of Lehman
                                                          Brothers CMBS Index

Index abbreviations are as follows:
CMBS                 Commercial Mortgage Backed Securities Markets
LIBOR BBA            London-Interbank Offered Rate British Bankers Association

ILLIQUID SECURITIES. As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


14     |      Oppenheimer Total Return Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Total Return Bond Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005